Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
REVENUES, NET	$ 164,392,555	$ 133,134,633	$ 117,327,689
COST OF GOODS SOLD	127,873,515	103,890,824	91,801,259
GROSS PROFIT	36,519,040	29,243,809	25,526,430
SELLING EXPENSES	30,876,959	26,954,914	23,793,603
GENERAL AND ADMINISTRATIVE EXPENSES	8,187,176	10,897,629	8,108,377
IMPAIRMENT OF LONG-LIVED ASSETS	148,795	228,506	628,192
TOTAL OPERATING EXPENSES	39,212,930	38,081,049	32,530,172
LOSS FROM OPERATIONS	(2,693,890)	(8,837,240)	(7,003,742)
OTHER EXPENSE:
INTEREST INCOME	401,921	707,878	1,063,747
INTEREST EXPENSE	(262,218)	(455,187)	(698,518)
OTHER	455,547	176,519	(204,064)
CHANGE IN FAIR VALUE OF PURCHASE OPTION AND WARRANTS LIABILITY		64,090	401,158
LOSS BEFORE INCOME TAXES	(2,098,640)	(8,343,940)	(6,441,419)
PROVISION FOR INCOME TAXES	1,099,726	31,638	16,258
NET LOSS	(3,198,366)	(8,375,578)	(6,457,677)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(6,247)	(255,716)	(644,308)
NET LOSS ATTRIBUTABLE TO CHINA JO-JO DRUGSTORES, INC.	(3,192,119)	(8,119,862)	(5,813,369)
OTHER COMPREHENSIVE LOSS
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	1,534,807	1,377,761	(1,068,540)
COMPREHENSIVE LOSS	$ (1,663,559)	$ (6,997,817)	$ (7,526,217)
WEIGHTED AVERAGE NUMBER OF SHARES:
Basic (in Shares)	3,479,316	3,398,397	2,734,714
Diluted (in Shares)	3,479,316	3,398,397	2,734,714
LOSS PER SHARES:
Basic (in Dollars per share)	$ (0.92)	$ (2.39)	$ (2.16)
Diluted (in Dollars per share)	$ (0.92)	$ (2.39)	$ (2.16)